Cost of revenue	12 Months Ended
Mar. 31, 2024
Cost Of Revenue
Cost of revenue

18. Cost of revenue

Cost of revenue consisted of the following:

	For the years ended March 31,
	2024	2023	2022
Amortization expenses	$38,183	$5,800,442	$7,751,161
Depreciation expenses of server hardware	—	3,943,495	4,172,837
Website maintenance fee	121,797	1,510,417	2,746,431
Resource usage fees(1)	1,461,560	1,510,417	1,622,891
Virtual simulation fees(2)	97,761	555,560	1,106,713
Maintenance material consumption fees	1,458	1,918	15,458
Employee compensation	96,913	146,602	160,338
Employee benefit expenses	9,366	10,281	9,199
Impairment(3)	—	13,800,583	—
Other	2,631	21,175	88,171
Total	$1,829,669	$27,300,890	$17,673,199

(1)	Since November 2018, the Company started to pay resource usage fees to colleges and universities in order to access the online course resources of these institutions with a period of validity of 5 years.

(2)	The Company paid virtual simulation fees to vendors Jiangsu Audio-visual Education Center in order to access virtual experimental training programs.

(3)	The impairment in 2024 was nil and in 2023 includes the impairment to property, plant and equipment for $5,749,384, and the impairment to intangible asset for $ 8,051,199.